Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves Explanatory (Detail)
	Dec. 31, 2019 MMBoe MMBbls Bcf	Dec. 31, 2018 Boe MMBbls Bcf bbl	Dec. 31, 2017 MMBoe MMBbls Bcf bbl
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Total oil and gas developed reserves	6,037.4	5,218.3	5,159.6
Total oil and gas undeveloped reserves	3,552.9	4,387.9	4,592.1
Total proved reserves (developed and undeveloped)	9,590.4	9,606.2	9,751.7
Consolidated Entities [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Total oil and gas developed reserves	5,973.5	5,161.4	5,128.5
Total oil and gas undeveloped reserves	3,543.3	4,348.7	4,557.0
Consolidated Entities [member] | Brazil member
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Total oil and gas developed reserves	5,961.4	5,146.4	5,042.2
Total oil and gas undeveloped reserves	3,527.9	4,326.4	4,493.9
Consolidated Entities [member] | North America [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Total oil and gas developed reserves | MMBoe			76.1
Total oil and gas undeveloped reserves | MMBoe			45.3
Consolidated Entities [member] | South America Outside Brazil [Member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Total oil and gas developed reserves	12.1	15.0	10.2
Total oil and gas undeveloped reserves	15.4	22.3	17.7
Equity Method Investee [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Total oil and gas developed reserves	64.0	56.9	31.1
Total oil and gas undeveloped reserves	9.7	39.1	35.1
Equity Method Investee [member] | North America [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Total oil and gas developed reserves	19.4	21.4
Total oil and gas undeveloped reserves	4.8	6.9
Equity Method Investee [member] | Africa [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Total oil and gas developed reserves	44.6	35.5	31.1
Total oil and gas undeveloped reserves	4.9	32.2	35.1
Crude Oil [Member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls	5,055.3	4,391.5	4,384.6
Net proved Undeveloped reserves	3,093.1	3,865.1	4,044.0
Total proved reserves (developed and undeveloped)	8,148.4	8,256.6	8,428.6
Crude Oil [Member] | Consolidated Entities [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls	5,000.0	4,340.5	4,355.0
Net proved Undeveloped reserves	3,084.2	3,829.7	4,010.2
Crude Oil [Member] | Consolidated Entities [member] | Brazil member
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls	4,999.1	4,339.5	4,282.2
Net proved Undeveloped reserves	3,083.7	3,829.2	3,967.2
Crude Oil [Member] | Consolidated Entities [member] | North America [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls			72.1
Net proved Undeveloped reserves | bbl			42.6
Crude Oil [Member] | Consolidated Entities [member] | South America Outside Brazil [Member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls	0.9	1.0	0.7
Net proved Undeveloped reserves	0.5	0.5	0.5
Crude Oil [Member] | Equity Method Investee [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls	55.3	51.0	29.6
Net proved Undeveloped reserves	8.9	35.4	33.8
Crude Oil [Member] | Equity Method Investee [member] | North America [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls	18.2	20.0
Net proved Undeveloped reserves | MMBbls	4.4	6.5
Crude Oil [Member] | Equity Method Investee [member] | Africa [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls	37.1	30.9	29.6
Net proved Undeveloped reserves | MMBbls	4.5	28.9
Synthetic Oil [Member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls	7.7	4.8	6.0
Total proved reserves (developed and undeveloped)	7.7	4.8	6.0
Synthetic Oil [Member] | Consolidated Entities [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls	7.7	4.8	6.0
Synthetic Oil [Member] | Consolidated Entities [member] | Brazil member
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls	7.7	4.8	6.0
Natural Gas [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves	5,834.3	4,926.4	4,606.0
Net proved Undeveloped reserves	2,759.0	3,136.3	3,288.5
Total proved reserves (developed and undeveloped)	8,593.2	8,062.7	7,894.5
Natural Gas [member] | Consolidated Entities [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves	5,782.5	4,890.5	4,596.8
Net proved Undeveloped reserves	2,754.3	3,114.1	3,280.5
Natural Gas [member] | Consolidated Entities [member] | Brazil member
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves	5,715.6	4,807.0	4,515.9
Net proved Undeveloped reserves	2,665.0	2,983.5	3,160.2
Natural Gas [member] | Consolidated Entities [member] | North America [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves			24.2
Net proved Undeveloped reserves | bbl			16.7
Natural Gas [member] | Consolidated Entities [member] | South America Outside Brazil [Member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves	66.9	83.5	56.7
Net proved Undeveloped reserves	89.3	130.6	103.5
Natural Gas [member] | Equity Method Investee [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves	51.7	35.9	9.3
Net proved Undeveloped reserves	4.6	22.2	8.0
Natural Gas [member] | Equity Method Investee [member] | North America [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves	7.0	8.3
Net proved Undeveloped reserves	2.2	2.5
Natural Gas [member] | Equity Method Investee [member] | Africa [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves	44.7	27.6	9.3
Net proved Undeveloped reserves	2.4	19.7
Synthetic Gas [Member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves	12.1	5.7	8.1
Net proved Undeveloped reserves	0
Total proved reserves (developed and undeveloped)	12.1	5.7	8.1
Synthetic Gas [Member] | Consolidated Entities [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves	12.1	5.7	8.1
Synthetic Gas [Member] | Consolidated Entities [member] | Brazil member
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves	12.1	5.7	8.1